INTANGIBLE ASSETS INCLUDING GOODWILL	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS INCLUDING GOODWILL
INTANGIBLE ASSETS INCLUDING GOODWILL

NOTE 10. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following tables present the Company’s intangible asset balances by major asset class.

	At December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount
Capitalized software	$16	$(13)	$3
Client relationships	130	(97)	33
Completed technology	20	(20)	—
Patents and trademarks	2	(2)	—
Total	$169	$(132)	$36

	At December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount
Capitalized software	$7	$(4)	$3
Client relationships	130	(77)	53
Completed technology	20	(17)	3
Patents and trademarks	2	(2)	—
Total	$159	$(99)	$60

There was no impairment of identifiable intangible assets recorded in 2021 and 2020. The net carrying amount of intangible assets decreased $24 million during the year ended December 31, 2021, primarily due to intangible asset amortization, partially offset by additions of capitalized software. The aggregate intangible asset amortization expense was $37 million, $29 million and $29 million for the years ended December 31, 2021, 2020 and 2019 respectively. In 2021, the Company retired $7 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet was estimated to be the following at December 31, 2021:

	Capitalized	Acquired
(Dollars in millions)	Software	Intangibles	Total
2022	$3	$18	$21
2023	—	10	11
2024	—	6	6
2025	—	—	—
2026	—	—	—
Thereafter	—	—	—

Goodwill

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable by first assessing qualitative factors to determine if it is more likely than not that fair value is less than carrying value and whether it is necessary to perform the quantitative goodwill impairment test. This quantitative test is required only if we conclude that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. After performing the annual goodwill impairment qualitative analysis during the fourth quarter of 2021, the Company determined it was necessary to perform the quantitative goodwill impairment test.

We use an income-based approach where fair value is determined using a discounted cash flow model that requires significant judgment with respect to revenue and growth rates, based upon annual budgets and long-term strategic plans. Fair value estimates employed in our annual impairment review of goodwill involve using various assumptions. Assumptions critical to our fair value estimates were discount rates, expected revenue growth and projected EBITDA margins used in determining the fair value of the reporting units. These and other assumptions are impacted by economic conditions and expectations of management and may change based on different facts and circumstances. We believe the assumptions used to estimate future cash flows are reasonable, but there can be no assurance that the expected cash flows will be realized. The use of different assumptions would increase or decrease discounted cash flows or earnings projections and therefore could change impairment determinations.

In the fourth quarter of 2021, the Company reviewed its goodwill balances for impairment under both the previous segment structure and the new segment structure, as required. For further details on segment changes, see Note 4 – Segments. The Company determined that $469 million of goodwill in the former EMEA ($293 million) and current U.S. ($176 million) reporting units was impaired in fourth quarter 2021, largely attributable to margin challenges in the EMEA segment as well as the geographic re-segmentation of the former Americas segment. The impairment was recorded in the Impairment expense line item within the Consolidated Income Statement.

The rollforward of goodwill balances by segment for the years ended December 31, 2021 and December 31, 2020 were as follows:

		Foreign		Foreign
		Currency		Currency
		Translation		Translation
(Dollars in millions)	Balance at	and Other	Balance at	and Other	Re-allocation		Balance at
Segment	January 1, 2020	Adjustments*	December 31, 2020	Adjustments*	of Goodwill	Impairment	December 31, 2021
Americas	$416	$24	$440	$(10)	$(431)	$—	$—
EMEA	272	16	288	5	—	(293)	—
Asia Pacific	74	4	78	(16)	(62)	—	—
Japan	401	23	424	(9)	—	—	415
U.S.	—	—	—	—	176	(176)	—
Principal Markets	—	—	—	1	141	—	142
Strategic Markets	—	—	—	—	176	—	176
Total	$1,162	$67	$1,230	$(29)	—	$(469)	$732
*	Primarily driven by foreign currency translation.